Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by products:

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Sales of FTTPS	$173,572	$58,194
Sales of Medical Auxiliary Supplies	36,916	9,313
Total revenues	$210,488	$67,507

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the unaudited interim condensed consolidated financial statements:

	June 30, 2024	June 30, 2025
Period-end spot rate	$1 = RMB 7.2672	$1 = RMB 7.1636
Average rate	$1 = RMB 7.2150	$1 = RMB 7.2526